OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER OPERATING EXPENSES

NOTE 12 - OTHER OPERATING EXPENSES

Other operating expenses are summarized as follows:

	Years Ended December 31,
	2011	2010
Stationary, printing, and postage	$187,718	$184,413
Federal deposit insurance premiums	206,440	233,017
Professional fees	260,032	294,436
Directors’ fees	89,600	89,600
Telephone expenses	78,577	79,795
ATM surcharges	61,271	29,481
Other real estate owned expenses	240,341	67,666
Other	364,602	387,106
Total	$1,488,581	$1,365,514